PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

28.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheets as “Investments in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of (losses) profits of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

28.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed balance sheets

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	539	235
Prepaid expenses and other current assets	191,548	191,970
Total current assets	192,087	192,205

Non-current assets:
Investments in subsidiaries	9,335,836	12,454,943
Total non-current assets	9,335,836	12,454,943
Total assets	9,527,923	12,647,148

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	65,499	89,827
Account payables	58	56
Amounts due to subsidiaries	1,198,728	1,200,157
Total current liabilities	1,264,285	1,290,040

Non-current liabilities:
Convertible notes	1,897,738	5,138,664
Total non-current liabilities	1,897,738	5,138,664
Total liabilities	3,162,023	6,428,704
Shareholders’ equity:
Class A ordinary shares	108	108
Class B ordinary shares	4	4
Class C ordinary shares	—	—
Treasury shares	(161,892)	(179,087)
Additional paid-in capital	17,298,692	17,360,323
Accumulated other comprehensive (loss) income	(18,504)	46,375
Accumulated deficit	(10,752,508)	(11,009,279)
Total shareholders’ equity	6,365,900	6,218,444
Total liabilities and shareholders’ equity	9,527,923	12,647,148

28.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONTINUED)

Condensed statements of operations

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating expenses
General and administrative expenses	(24,663)	(35,331)	(47,510)
Operating loss	(24,663)	(35,331)	(47,510)
Other loss	(94,452)	(100,547)	(25,338)
Changes in the fair value of financial instruments	(165,930)	(74,112)	(328,573)
Share of (losses) profits from subsidiaries and consolidated VIEs	(2,358,791)	393,190	144,650
Net (loss) income	(2,643,836)	183,200	(256,771)

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net (loss) income	(2,643,836)	183,200	(256,771)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	(25,365)	(21,488)	66,149
Changes in fair value due to instrument-specific credit risk	—	14,243	—
Others	—	3,084	(1,270)
Other comprehensive income (loss), net of tax of nil	(25,365)	(4,161)	64,879
Comprehensive (loss) income	(2,669,201)	179,039	(191,892)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	29,940	23,174	(40,547)
Net cash used in investing activities	(37,571)	(22,665)	40,243
Net (decrease) increase in cash and cash equivalents	(7,631)	509	(304)
Cash and cash equivalents at beginning of the year	7,661	30	539
Cash and cash equivalents at end of the year	30	539	235